Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Share-Based Compensation [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
AntriaBio has computed the fair value of all options granted during the year ended June 30, 2013 using the following assumptions:

Expected volatility	106% - 111%
Risk free interest rate	0.88% - 1.05%
Expected term (years)	5
Dividend yield	0%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	1,508,334	$4.50
Outstanding, June 30, 2013	1,508,334	$4.50	4.6
Granted	2,680,000	$3.12
Outstanding, March 31, 2014	4,188,334	$3.62	4.6

Exercisable at March 31, 2014	1,174,190	$4.50	3.9

Stock option activity is as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Options	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Granted	1,508,334	$4.50
Outstanding, June 30, 2013	1,508,334	$4.50	4.6

Exercisable at June 30, 2013	1,035,649	$4.50	4.6

Schedule Of Warrants Issued To Agents Activity [Table Text Block]
AntriaBio issued warrants to agents and note holders in conjunction with the closing of its convertible notes payable as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	41,424	$1.98
Warrants issued to placement agent	233,334	$1.50
Warrants issued to placement agent	18,334	$4.95
Outstanding, June 30, 2013	293,092	$1.80	4.1
Warrants issued to note holders	225,259	$1.89
Warrants issued to note holders	3,657,205	$2.04
Warrants issued to related party	39,117	$7.50
Warrants issued in private placement	3,716,522	$2.34
Outstanding, March 31, 2014	7,931,195	$2.19	3.0

AntriaBio issued warrants to agents in conjunction with the closing of its convertible notes payable as follows:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Life
Outstanding, June 30, 2012	-	$-	-
Warrants issued to placement agents	41,424	$1.98
Warrants issued to placement agent	233,334	$-
Warrants issued to placement agent	18,334	$5.10
Outstanding, June 30, 2013	293,092	$1.86	4.1

Schedule Of Share Based Payment Award Stock Warrants Valuation Assumptions [Table Text Block]	Significant assumptions were as follows:
Expected volatility	93% - 97%
Risk free interest rate	0.78% - 1.46%
Warrant term (years)	3 - 5
Dividend yield	0%

Significant assumptions were as follows:
Expected volatility	104% - 111%
Risk free interest rate	0.88% - 1.41%
Expected term (years)	4.1 - 5
Dividend yield	0%